NATURE OF ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2024	Oct. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

The following table summarizes the Company’s revenue for the reporting periods, disaggregated by product or service type:

	Three Months Ended April 30, 2024	Three Months Ended April 30, 2023
Revenues:
Research and development products	$156,612	$80,128
AlloRx Stem Cells to Foreign Third-Party Clinics	378,382	164,830
InfiniVive products	34,892	45,850
Fitore products	3,051	17,035

Total	$572,937	$307,843

	Six Months Ended April 30, 2024	Six Months Ended April 30, 2023
Revenues:
Research and development products	$271,166	$155,211
AlloRx Stem Cells to Foreign Third-Party Clinics	655,423	313,113
Consulting revenue	-	25,000
InfiniVive products	60,822	120,900
Fitore products	9,736	37,650

Total	$997,147	$651,874

The following table summarizes the Company’s revenue for the reporting periods, disaggregated by product or service type:

	Year Ended October 31, 2023	Year Ended October 31, 2022
Revenues:
Research and development products	$574,293	$1,072,312
AlloRx Stem Cells to Foreign Third-Party Clinics	893,474	1,174,456
Consulting revenue	25,000	600,000
InfiniVive products	204,414	236,788
Fitore products	66,270	209,737

Total	$1,763,451	$3,293,293

SUMMARY OF DEFERRED REVENUES

The table below summarizes Deferred Revenues as of April 30, 2024:

	October 31, 2023	Other Project Income Recognized	Net Revenue Deferred	April 30, 2024
Deferred Revenue	$525,387	$-	$-	$525,387
Total	$525,387	$-	$-	$525,387

The table below summarizes Deferred Revenues as of April 30, 2023:

	October 31, 2022	Revenue Recognized	Revenue Deferred	April 30, 2023
Deferred Revenue	$650,000	$-	$189,970	$839,970
Total	$650,000	$-	$189,970	$839,970

The table below summarizes Deferred Revenues as of October 31, 2023:

	October 31, 2022	Other Project Income Recognized	Net Revenue Deferred	October 31, 2023
Deferred Revenue	$650,000	$(191,746)	$67,133	$525,387
Total	$650,000	$(191,746)	$67,133	$525,387

The table below summarizes Deferred Revenues as of October 31, 2022:

	October 31, 2021	Revenue Recognized	Revenue Deferred	October 31, 2022
Deferred Revenue	$500,000	$(500,000)	$650,000	$650,000
Total	$500,000	$(500,000)	$650,000	$650,000

SCHEDULE OF ANTI-DILUTIVE SECURITIES EXCLUDED EARNINGS PER SHARE

	April 30, 2024	April 30, 2023

Stock options outstanding	1,112,923	1,124,077
Shares to be issued in connection with exercise of warrants	411,377	477,533
2021 Series Convertible Notes Payable - Related Party – common shares	18,462	18,462
2022 Series Convertible Notes Payable - common shares	7,692	7,692
2023 Series Convertible Notes Payable – Stock Settlement	29,826	12,606
2023 Series Convertible Notes Payable – Stock Settled – warrants issuable	3,076	3,076
2023 Series B Convertible Notes Payable – Stock Settled	94,522	24,098
2023 Series B Convertible Notes Payable - Stock Settled - warrants issuable	39,881	23,930
2024 Series Senior Secured convertible notes payable – stock settled	264,583	-
2024 Series Senior Secured convertible notes payable – stock settled – warrants issuable	264,583	-
Total	2,246,925	1,691,474

	October 31, 2023	October 31, 2022

Stock options outstanding	1,112,923	1,124,076
Shares to be issued in connection with exercise of warrants	444,454	523,302
2021 Series Convertible Notes Payable - Related Party – common shares	18,462	18,462
2022 Series Convertible Notes Payable - common shares	7,692	7,692
2023 Series Convertible Notes Payable – Stock Settlement	13,102	-
2023 Series Convertible Notes Payable – Stock Settled - warrants issuable	3,076	-
2023 Series B Convertible Notes Payable - Stock Settled	41,487	-
2023 Series B Convertible Notes Payable - Stock Settled - warrants issuable	39,881	-
Total	1,681,077	1,673,532

SCHEDULE OF INVENTORIES

Inventories, consisting of raw materials and finished goods, are stated at the lower of cost (using the specific identification method) or market. Inventories consisted of the following at the balance sheet dates:

	April 30, 2024	October 31, 2023

Raw materials	$11,736	$18,856
Finished goods	169,958	151,896
Total inventory	$181,694	$170,752

Inventories, consisting of raw materials and finished goods, are stated at the lower of cost (using the specific identification method) or market. Inventories consisted of the following at the balance sheet dates:

	October 31, 2023	October 31, 2022

Raw materials	$18,856	$112,023
Finished goods	151,896	168,115
Total inventory	$170,752	$280,138